Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements
Mortgage servicing rights valuation write-down	$ 1,100
Impaired loans with a specific allowance	1,539,147	$ 1,539,147		$ 1,521,252
Allowance for credit losses on loans	23,744 [1]	23,744	[1]	15,588	[1]	$ 16,903	$ 18,113
Impaired financing receivable charge offs				100
Collateral Dependent Impaired Loans
Fair Value Measurements
Impaired loans with a specific allowance	5,100	5,100		17,700
Allowance for credit losses on loans	$ 1,500	1,500		$ 0
Impaired financing receivable charge offs		$ 300

[1]	December 31, 2023 amounts include the impacts of the January 1, 2023 adoption of ASU 2016-13. See Note 2 for details.